Deferred Income Tax Assets and Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities which have not been provided on the undistributed earnings of subsidiaries	$ 49,163	$ 43,962	$ 40,432
Deferred tax asset, recognized in balance sheet	88	927	11,749
Freehold Building
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in other comprehensive income